REVOLVING LOAN AND PROMISSORY NOTE - RELATED PARTY - December 2021 Secured Revolving Note (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 01, 2023	Nov. 30, 2023	Dec. 09, 2021
2023 Convertible Notes | Convertible Debt
Line of Credit Facility [Line Items]
Interest rate			4.00%
Interest expense, debt		$ 34	$ 0
Debt instrument, face amount		18,420			$ 18,420	$ 18,400
Accrued interest					$ 34	$ 100
Affiliated Entity
Line of Credit Facility [Line Items]
Credit facility and other loans		$ 1,000	$ 5,150	$ 1,000
Affiliated Entity | 2023 Convertible Notes | Convertible Debt
Line of Credit Facility [Line Items]
Debt instrument, face amount	$ 6,000
Affiliated Entity | Revolving Credit Facility | December 2021 Note
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity							$ 8,000
Interest rate		9.00%	4.00%				4.00%
Default interest rate, over regular interest rate							0.0500
Default interest rate							0.09
Default description, judgement amount							$ 500
Interest penalty for missed payments							0.05
Interest expense, debt	370	$ 370	$ 480
Affiliated Entity | Revolving Credit Facility | December 2021 Convertible Note
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 6,000
Credit facility and other loans		0	5,150
Accrued interest		$ 0	$ 495